Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation Cost Table
The following summarizes share-based compensation expense for the years ended December 31:

millions	2018	2017	2016
Restricted stock (1)	$147	$145	$175
Stock options (1)	21	17	20
Other equity-classified awards	1	1	2
Performance-based unit awards (1)	19	(13)	38
Pretax share-based compensation expense	$188	$150	$235
Income tax benefit	$43	$35	$86

(1)
Includes restructuring charges of $(7) million for performance-based unit awards in 2017 and $31 million for restricted stock, $1 million for stock options, and $7 million for performance-based unit awards in 2016. See Note 19—Restructuring Charges for additional information.

Restricted Stock Activity Table
The following summarizes the Company’s restricted stock activity:

	Shares (millions)	Weighted-Average Grant-Date Fair Value (per share)
Non-vested at January 1, 2018	4.69	$59.24
Granted	2.72	$58.30
Vested	(2.30)	$61.19
Forfeited	(0.42)	$58.07
Non-vested at December 31, 2018	4.69	$57.88

Stock Option Valuation Assumptions Table
The Company used the following weighted-average assumptions to estimate the fair value of stock options granted:

	2018	2017	2016
Weighted-average grant-date fair value	$15.36	$14.77	$15.92
Assumptions
Expected option life—years	4.8	4.8	4.1
Volatility	33.5%	33.6%	38.2%
Risk-free interest rate	2.9%	2.0%	1.3%
Dividend yield	1.9%	0.4%	0.6%

Stock Option Activity Table
The following summarizes the Company’s stock option activity:

	Shares (millions)	Weighted- Average Exercise Price (per share)	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (millions)
Outstanding at January 1, 2018	6.57	$71.44
Granted	1.19	$55.47
Exercised (1)	(0.10)	$65.03
Forfeited or expired	(1.30)	$79.55
Outstanding at December 31, 2018	6.36	$67.00	3.92	$—
Vested or expected to vest at December 31, 2018	6.36	$67.00	3.92	$—
Exercisable at December 31, 2018	4.12	$74.19	2.66	$—

(1)
The total intrinsic value of stock options exercised was $1 million during 2018, zero during 2017, and $7 million during 2016, based on the difference between the market price at the exercise date and the exercise price.